Condensed Consolidating Financial Information - Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents		$ 1,776	$ 505
Restricted cash		62	39
Accounts receivable, net		386	402
Inventory		445	597
Other current assets		318	389
Total Current Assets		2,987	1,932
Property, plant and equipment, net		7,121	8,347
Investment in affiliates		0	190
Restricted cash	[1]	2,000	0
Goodwill		799	797
Other long-term assets		146	193
Intercompany note receivable		0	0
Total Assets		13,053	11,459	$ 11,154
Accounts payable		332	292
Other current liabilities		584	517
Total Current Liabilities		916	809
Liabilities subject to compromise		832	0
Debt, long-term portion, net		8,778	7,129
Intercompany note payable		0	0
Other long-term liabilities		488	602
Total Liabilities		11,014	8,540
Dynegy Stockholders’ Equity		2,042	2,921
Intercompany note receivable		0	0
Total Dynegy Stockholders’ Equity		2,042	2,921
Noncontrolling interest		(3)	(2)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Excluding Intercompany Receivable		2,039	2,919
Total Liabilities and Equity		13,053	11,459
Eliminations
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents		0	0
Restricted cash		0	0
Accounts receivable, net		(2,430)	(1,519)
Inventory		0	0
Other current assets		(1)	(14)
Total Current Assets		(2,431)	(1,533)
Property, plant and equipment, net		0	0
Investment in affiliates		(12,125)	(13,017)
Restricted cash		0
Goodwill		0	0
Other long-term assets		0	0
Intercompany note receivable		(8)	(17)
Total Assets		(14,564)	(14,567)
Accounts payable		(2,430)	(1,519)
Other current liabilities		(1)	(14)
Total Current Liabilities		(2,431)	(1,533)
Liabilities subject to compromise		0
Debt, long-term portion, net		0	0
Intercompany note payable		(3,042)	(3,059)
Other long-term liabilities		(8)	0
Total Liabilities		(5,481)	(4,592)
Dynegy Stockholders’ Equity		(12,125)	(13,017)
Intercompany note receivable		3,042	3,042
Total Dynegy Stockholders’ Equity		(9,083)	(9,975)
Noncontrolling interest		0	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Excluding Intercompany Receivable		(9,083)	(9,975)
Total Liabilities and Equity		(14,564)	(14,567)
Parent
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents		1,529	327
Restricted cash		0	0
Accounts receivable, net		141	499
Inventory		0	0
Other current assets		12	13
Total Current Assets		1,682	839
Property, plant and equipment, net		0	0
Investment in affiliates		12,125	13,017
Restricted cash		0
Goodwill		0	0
Other long-term assets		2	10
Intercompany note receivable		0	17
Total Assets		13,809	13,883
Accounts payable		1,914	1,388
Other current liabilities		128	92
Total Current Liabilities		2,042	1,480
Liabilities subject to compromise		0
Debt, long-term portion, net		6,551	6,293
Intercompany note payable		3,042	3,042
Other long-term liabilities		132	147
Total Liabilities		11,767	10,962
Dynegy Stockholders’ Equity		2,042	2,921
Intercompany note receivable		0	0
Total Dynegy Stockholders’ Equity		2,042	2,921
Noncontrolling interest		0	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Excluding Intercompany Receivable		2,042	2,921
Total Liabilities and Equity		13,809	13,883
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents		139	94
Restricted cash		0	0
Accounts receivable, net		2,539	1,292
Inventory		236	326
Other current assets		275	322
Total Current Assets		3,189	2,034
Property, plant and equipment, net		6,593	7,670
Investment in affiliates		0	190
Restricted cash		0
Goodwill		799	797
Other long-term assets		89	133
Intercompany note receivable		0	0
Total Assets		10,670	10,824
Accounts payable		295	234
Other current liabilities		348	272
Total Current Liabilities		643	506
Liabilities subject to compromise		0
Debt, long-term portion, net		216	105
Intercompany note payable		0	0
Other long-term liabilities		235	317
Total Liabilities		1,094	928
Dynegy Stockholders’ Equity		12,618	12,938
Intercompany note receivable		(3,042)	(3,042)
Total Dynegy Stockholders’ Equity		9,576	9,896
Noncontrolling interest		0	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Excluding Intercompany Receivable		9,576	9,896
Total Liabilities and Equity		10,670	10,824
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents		108	84
Restricted cash		62	39
Accounts receivable, net		136	130
Inventory		209	271
Other current assets		32	68
Total Current Assets		547	592
Property, plant and equipment, net		528	677
Investment in affiliates		0	0
Restricted cash		2,000
Goodwill		0	0
Other long-term assets		55	50
Intercompany note receivable		8	0
Total Assets		3,138	1,319
Accounts payable		553	189
Other current liabilities		109	167
Total Current Liabilities		662	356
Liabilities subject to compromise		832
Debt, long-term portion, net		2,011	731
Intercompany note payable		0	17
Other long-term liabilities		129	138
Total Liabilities		3,634	1,242
Dynegy Stockholders’ Equity		(493)	79
Intercompany note receivable		0	0
Total Dynegy Stockholders’ Equity		(493)	79
Noncontrolling interest		(3)	(2)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Excluding Intercompany Receivable		(496)	77
Total Liabilities and Equity		$ 3,138	$ 1,319

[1]	Upon the close of the Delta Transaction, as defined herein, the proceeds from the issuance of the Tranche C Term Loan were released from escrow. Please read Note 14—Debt for further information.